Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MortgageLoan SecurityLoan	Dec. 31, 2020 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 92,100	$ 96,100
Loans pledged at the Federal Reserve Bank	76,900	67,800
Unearned interest and deferred fees and costs on originated loans	475	763
Foreclosed residential real estate property included in other real estate owned	22	23
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	22	33
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 696	1,000
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan	17
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification	$ 2
Nonperforming loans	834	1,200
Other real estate non-performing	22	24
Non-performing assets other	22	50
Non-performing assets	878	1,300
Commitments to lend additional funds	132
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 555	$ 812
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	2
Outstanding balance of loans in trial period	$ 1
Estimated post-modification balance of loans in trial period	$ 1
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	7
Outstanding balance of loans in trial period	$ 1
Estimated post-modification balance of loans in trial period	$ 1
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	34
Outstanding balance of loans in trial period	$ 4
Estimated post-modification balance of loans in trial period	$ 5